Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Property and equipment, net consists of the following:

	December 31,
	2022	2021
Landfill site costs	$5,179,768	$4,447,530
Rolling stock	2,835,330	2,483,294
Land, buildings and improvements	1,673,062	1,339,542
Containers	1,180,370	983,602
Machinery and equipment	1,065,767	940,723
Construction in progress	132,367	82,187
	12,066,664	10,276,878
Less accumulated depreciation and depletion	(5,115,749)	(4,554,929)
	$6,950,915	$5,721,949